TAXATION - Current and Deferred Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
PRC	¥ (280,877,271)		¥ 26,472,926	¥ (25,562,374)
Other countries	(175,632,918)		(110,725,623)	39,207,147
Total current income tax benefits/(expenses)	(456,510,189)		(84,252,697)	13,644,773
PRC	77,741,387		(7,435,771)	38,736,514
Other countries	184,628,654		(86,722,312)	(330,360,288)
Total deferred tax (expenses)/benefits	262,370,041		(94,158,083)	(291,623,774)
Income tax expenses, net	¥ (194,140,148)	$ (30,464,826)	¥ (178,410,780)	¥ (277,979,001)